UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22277

American Funds Money Market Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: December 31, 2014

Steven I. Koszalka

American Funds Money Market Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Morgan, Lewis & Bockius LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

American Funds Money Market Fund®
Investment portfolio
December 31, 2014
unaudited
Short-term securities 95.49% Federal agency discount notes 64.84%	Yield at acquisition	Principal amount (000)	Value (000)
Fannie Mae 1/12/2015	0.09%	$39,800	$39,800
Fannie Mae 1/14/2015	0.04	25,000	25,000
Fannie Mae 1/20/2015	0.06	140,800	140,799
Fannie Mae 1/21/2015	0.05	32,800	32,800
Fannie Mae 1/28/2015	0.06	25,000	25,000
Fannie Mae 2/2/2015	0.04	66,000	65,999
Fannie Mae 2/4/2015	0.06	136,000	135,997
Fannie Mae 2/9/2015	0.08	33,125	33,124
Fannie Mae 2/11/2015	0.09	44,200	44,199
Fannie Mae 2/17/2015	0.07	19,300	19,300
Fannie Mae 2/18/2015	0.09	65,000	64,999
Fannie Mae 2/25/2015	0.09	124,300	124,298
Fannie Mae 2/26/2015	0.05	50,300	50,299
Fannie Mae 3/2/2015	0.14	200,000	199,994
Fannie Mae 3/3/2015	0.09	140,500	140,496
Fannie Mae 3/4/2015	0.09	150,000	149,995
Fannie Mae 3/16/2015	0.05	50,000	49,997
Fannie Mae 4/1/2015	0.07	32,500	32,497
Fannie Mae 4/2/2015	0.09	100,000	99,992
Fannie Mae 4/6/2015	0.09	100,000	99,990
Fannie Mae 4/13/2015	0.10	21,580	21,577
Fannie Mae 5/4/2015	0.09	75,000	74,983
Fannie Mae 5/18/2015	0.09	139,600	139,555
Fannie Mae 5/27/2015	0.12	20,076	20,068
Fannie Mae 7/3/2015	0.12	50,000	49,967
Fannie Mae 10/1/2015	0.15	50,000	49,936
Fannie Mae 10/5/2015	0.15	50,000	49,934
Federal Farm Credit Banks 1/9/2015	0.05	50,000	49,999
Federal Farm Credit Banks 1/20/2015	0.07	20,000	20,000
Federal Farm Credit Banks 1/22/2015	0.05	75,000	74,999
Federal Farm Credit Banks 1/26/2015	0.06	50,000	49,999
Federal Farm Credit Banks 1/27/2015	0.05	35,000	34,999
Federal Farm Credit Banks 2/2/2015	0.05	50,000	49,999
Federal Farm Credit Banks 2/3/2015	0.07	100,000	99,998
Federal Farm Credit Banks 2/4/2015	0.07	100,000	99,998
Federal Farm Credit Banks 2/10/2015	0.05	40,000	39,999
Federal Farm Credit Banks 2/11/2015	0.04	43,200	43,198
Federal Farm Credit Banks 2/19/2015	0.08	15,000	15,000
Federal Farm Credit Banks 2/27/2015	0.07	25,000	25,000
Federal Farm Credit Banks 3/17/2015	0.13	50,000	49,997
Federal Farm Credit Banks 3/23/2015	0.12	25,000	24,999
Federal Farm Credit Banks 7/1/2015	0.14	15,000	14,990
Federal Farm Credit Banks 8/5/2015	0.12	25,000	24,978
Federal Home Loan Bank 1/2/2015	0.04	117,000	117,000
Federal Home Loan Bank 1/7/2015	0.06	425,000	424,996
Federal Home Loan Bank 1/9/2015	0.05	180,000	179,998
Federal Home Loan Bank 1/12/2015	0.05	200,000	199,998
American Funds Money Market Fund — Page 1 of 6

unaudited
Short-term securities Federal agency discount notes (continued)	Yield at acquisition	Principal amount (000)	Value (000)
Federal Home Loan Bank 1/13/2015	0.05%	$100,000	$99,999
Federal Home Loan Bank 1/14/2015	0.06	290,103	290,100
Federal Home Loan Bank 1/15/2015	0.05	227,200	227,198
Federal Home Loan Bank 1/16/2015	0.06	400,000	399,996
Federal Home Loan Bank 1/21/2015	0.08	475,000	474,995
Federal Home Loan Bank 1/23/2015	0.07	252,200	252,197
Federal Home Loan Bank 1/26/2015	0.05	20,000	20,000
Federal Home Loan Bank 1/28/2015	0.07	412,300	412,292
Federal Home Loan Bank 1/30/2015	0.07	465,125	465,116
Federal Home Loan Bank 2/4/2015	0.09	248,020	248,015
Federal Home Loan Bank 2/5/2015	0.06	160,000	159,997
Federal Home Loan Bank 2/6/2015	0.08	332,000	331,993
Federal Home Loan Bank 2/10/2015	0.08	100,000	99,998
Federal Home Loan Bank 2/11/2015	0.09	341,100	341,093
Federal Home Loan Bank 2/13/2015	0.09	85,100	85,098
Federal Home Loan Bank 2/17/2015	0.05	25,000	25,000
Federal Home Loan Bank 2/18/2015	0.09	160,000	159,997
Federal Home Loan Bank 2/20/2015	0.11	250,000	249,995
Federal Home Loan Bank 2/25/2015	0.09	50,000	49,999
Federal Home Loan Bank 2/27/2015	0.09	128,200	128,197
Federal Home Loan Bank 3/2/2015	0.05	37,600	37,597
Federal Home Loan Bank 3/4/2015	0.11	233,400	233,393
Federal Home Loan Bank 3/6/2015	0.11	35,000	34,999
Federal Home Loan Bank 3/11/2015	0.12	50,000	49,998
Federal Home Loan Bank 3/13/2015	0.11	25,800	25,799
Federal Home Loan Bank 3/18/2015	0.13	25,000	24,999
Federal Home Loan Bank 3/20/2015	0.15	120,000	119,994
Federal Home Loan Bank 4/20/2015	0.16	50,000	49,992
Federal Home Loan Bank 5/1/2015	0.14	25,000	24,995
Federal Home Loan Bank 5/6/2015	0.10	25,000	24,994
Freddie Mac 1/5/2015	0.04	200,000	200,000
Freddie Mac 1/8/2015	0.04	11,300	11,300
Freddie Mac 1/13/2015	0.10	39,100	39,100
Freddie Mac 1/14/2015	0.06	50,000	49,999
Freddie Mac 1/20/2015	0.05	200,000	199,998
Freddie Mac 1/26/2015	0.05	125,000	124,997
Freddie Mac 1/28/2015	0.05	50,000	49,999
Freddie Mac 2/2/2015	0.10	100,000	99,998
Freddie Mac 2/3/2015	0.09	127,000	126,997
Freddie Mac 2/4/2015	0.08	117,800	117,798
Freddie Mac 2/5/2015	0.07	150,000	149,997
Freddie Mac 2/6/2015	0.05	50,000	49,999
Freddie Mac 2/17/2015	0.07	100,000	99,998
Freddie Mac 2/19/2015	0.09	150,000	149,997
Freddie Mac 2/23/2015	0.08	86,000	85,998
Freddie Mac 2/25/2015	0.08	100,000	99,998
Freddie Mac 3/2/2015	0.09	100,000	99,997
Freddie Mac 3/5/2015	0.09	59,100	59,098
Freddie Mac 3/6/2015	0.10	100,000	99,997
Freddie Mac 3/9/2015	0.08	50,000	49,998
Freddie Mac 3/17/2015	0.09	11,100	11,099
Freddie Mac 4/9/2015	0.10	13,100	13,099
Freddie Mac 4/10/2015	0.09	50,000	49,994
Freddie Mac 4/14/2015	0.09	50,000	49,993
Freddie Mac 4/15/2015	0.09	30,700	30,696
American Funds Money Market Fund — Page 2 of 6

unaudited
Short-term securities Federal agency discount notes (continued)	Yield at acquisition	Principal amount (000)	Value (000)
Freddie Mac 5/1/2015	0.10%	$50,000	$49,990
Freddie Mac 5/5/2015	0.13	35,900	35,892
Freddie Mac 5/8/2015	0.11	25,891	25,885
Freddie Mac 5/29/2015	0.12	50,000	49,980
Tennessee Valley Authority 1/6/2015	0.06	13,629	13,629
			11,064,294
U.S. Treasury bills 16.09%
U.S. Treasury Bills 1/2/2015	0.03	225,000	225,000
U.S. Treasury Bills 1/8/2015	0.04	475,000	475,000
U.S. Treasury Bills 1/15/2015	0.03	400,000	400,000
U.S. Treasury Bills 1/22/2015	0.06	125,000	125,000
U.S. Treasury Bills 2/12/2015	0.04	175,000	174,998
U.S. Treasury Bills 2/26/2015	0.05	50,000	49,999
U.S. Treasury Bills 4/2/2015	0.04	150,000	149,986
U.S. Treasury Bills 4/9/2015	0.05	115,000	114,999
U.S. Treasury Bills 4/23/2015	0.05	540,000	539,957
U.S. Treasury Bills 5/7/2015	0.06	291,900	291,850
U.S. Treasury Bills 6/11/2015	0.09	50,000	49,988
U.S. Treasury Bills 6/25/2015	0.14	75,000	74,973
U.S. Treasury Bills 7/2/2015	0.10	75,000	74,957
			2,746,707
Commercial paper 11.08%
Canada Bills 1/7/2015	0.05	49,400	49,399
Canada Bills 2/12/2015	0.06	50,000	49,994
Canada Bills 2/17/2015	0.06	50,000	49,993
Denmark (Kingdom of) 1/9/2015	0.08	50,000	49,999
Denmark (Kingdom of) 2/5/2015	0.08	50,000	49,995
European Investment Bank 2/20/2015	0.12	150,000	149,976
Export Development Canada 1/2/2015	0.06	50,000	50,000
Export Development Canada 1/5/2015	0.05	50,000	50,000
Export Development Canada 1/26/2015	0.05	50,000	49,998
Export Development Canada 2/3/2015	0.07	25,000	24,998
KfW 1/5/2015[1]	0.09	50,000	49,999
KfW 1/8/2015[1]	0.08	50,000	49,999
KfW 1/16/2015[1]	0.11	30,000	29,998
KfW 2/3/2015[1]	0.10	43,000	42,994
KfW 2/6/2015[1]	0.10	51,000	50,992
KfW 4/1/2015[1]	0.12	50,000	49,980
Province of Ontario 1/6/2015	0.05	50,000	50,000
Province of Ontario 1/9/2015	0.06	50,000	49,999
Province of Ontario 1/12/2015	0.08	75,000	74,999
Province of Ontario 1/13/2015	0.06	75,000	74,998
Province of Ontario 1/22/2015	0.12	20,000	19,999
Province of Ontario 1/26/2015	0.11	50,000	49,998
Province of Ontario 1/29/2015	0.11	50,000	49,997
Province of Ontario 1/30/2015	0.10	50,000	49,997
Province of Ontario 2/9/2015	0.10	50,000	49,996
Province of Ontario 2/13/2015	0.10	25,000	24,998
Province of Ontario 2/26/2015	0.12	50,000	49,994
Province of Ontario 2/27/2015	0.10	50,000	49,994
Québec (Province of) 1/6/2015[1]	0.05	150,000	149,998
Québec (Province of) 1/7/2015[1]	0.06	50,000	49,999
Québec (Province of) 1/12/2015[1]	0.05	50,000	49,998
American Funds Money Market Fund — Page 3 of 6

unaudited
Short-term securities Commercial paper (continued)	Yield at acquisition	Principal amount (000)	Value (000)
Québec (Province of) 1/13/2015[1]	0.08%	$50,000	$49,998
Québec (Province of) 1/27/2015[1]	0.08	48,000	47,996
Québec (Province of) 2/9/2015[1]	0.07	50,000	49,993
Québec (Province of) 3/2/2015[1]	0.10	50,000	49,986
			1,891,251
Discount notes 3.48%
International Bank for Reconstruction and Development 1/2/2015	0.04	50,000	50,000
International Bank for Reconstruction and Development 1/14/2015	0.06	50,000	49,999
International Bank for Reconstruction and Development 1/20/2015	0.06	13,500	13,500
International Bank for Reconstruction and Development 1/22/2015	0.07	50,000	50,000
International Bank for Reconstruction and Development 1/23/2015	0.07	50,000	50,000
International Bank for Reconstruction and Development 1/26/2015	0.07	30,000	29,999
International Bank for Reconstruction and Development 1/27/2015	0.07	175,000	174,996
International Bank for Reconstruction and Development 1/29/2015	0.07	100,000	99,998
International Bank for Reconstruction and Development 2/9/2015	0.11	50,000	49,999
International Bank for Reconstruction and Development 2/19/2015	0.08	25,000	25,000
			593,491
Total short-term securities (cost: $16,294,930,000)			16,295,743
Bonds, notes & other debt instruments 4.66% U.S. Treasury bonds & notes 4.51% U.S. Treasury floating rate notes 2.46%
U.S. Treasury 0.06% 2016[2]		50,000	49,990
U.S. Treasury 0.084% 2016[2]		175,000	175,009
U.S. Treasury 0.085% 2016[2]		100,000	100,004
U.S. Treasury 0.093% 2016[2]		95,000	94,948
			419,951
U.S. Treasury 2.05%
U.S. Treasury 0.25% 2015		150,000	150,009
U.S. Treasury 2.25% 2015		100,000	100,173
U.S. Treasury 0.125% 2015		100,000	100,035
			350,217
Total U.S. Treasury bonds & notes			770,168
Federal agency bonds & notes 0.15%
Federal Home Loan Bank 0.125% 2015		25,000	24,997
Total bonds, notes & other debt instruments (cost: $795,133,000)			795,165
Total investment securities 100.15% (cost: $17,090,063,000)			17,090,908
Other assets less liabilities (0.15)%			(25,696)
Net assets 100.00%			$17,065,212

[1]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $721,930,000, which represented 4.23% of the net assets of the fund.
[2]	Coupon rate may change periodically.
American Funds Money Market Fund — Page 4 of 6

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open and when deemed prudent to do so by the fund’s officers on days when the New York Stock Exchange is closed. Shares of the fund are valued in accordance with U.S. Securities and Exchange Commission rules, using the penny-rounding method, which permits the fund to maintain each share class at a constant net asset value of $1.00 per share.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with SEC rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At December 31, 2014, all of the fund’s investment securities were classified as Level 2.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$950
Gross unrealized depreciation on investment securities	(105)
Net unrealized appreciation on investment securities	845
Cost of investment securities	17,090,063
American Funds Money Market Fund — Page 5 of 6

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-059-0215O-S42144	American Funds Money Market Fund — Page 6 of 6

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in our internal control over financial reporting during the quarter ended December 31, 2014, which were identified in connection with management's evaluation required by paragraph (d) of Rule 13a-15 and 15d-15 under the Exchange Act, that have materially affected, or are reasonably likely to materially affect, our internal control over financial reporting, other than as provided below.

Effective November 10, 2014, the American Funds Money Market Fund’s investment adviser implemented a new accounting system. In connection with introducing this new system, additional automated and manual controls were implemented and some existing controls were modified. None of these changes were in response to any identified deficiency or weakness in the American Funds Money Market Fund’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS MONEY MARKET FUND

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, Vice Chairman, President and Principal Executive Officer

Date: February 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, Vice Chairman, President and Principal Executive Officer

Date: February 27, 2015

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: February 27, 2015